GABELLI CAPITAL ASSET FUND
SUMMARY
Investment Objectives:
The Fund’s primary goal is to seek growth of capital.
The Fund’s secondary goal is to produce current income.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Fee and expense information does not reflect separate account or variable insurance contract fees and charges. If such fees and charges were reflected, fees and expenses would be higher than those shown.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	GABELLI CAPITAL ASSET FUND CLASS AAA
There are no Shareholder Fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	GABELLI CAPITAL ASSET FUND CLASS AAA
Management Fees	1.00%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	1.21%

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes you invest $10,000 in the Fund for the time periods shown and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
GABELLI CAPITAL ASSET FUND CLASS AAA	123	384	665	1,466

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in equity securities of companies (common stock, preferred stock, and securities that may be converted at a later time into common stock) that are selling in the public market at a significant discount to their “private market value.” Private market value is the value that Gabelli Funds, LLC (the “Adviser”), the Fund’s investment adviser, believes informed investors would be willing to pay for a company. The Adviser considers factors such as price, earnings expectations, earnings and price histories, balance sheet characteristics, and perceived management skills. The Adviser also considers changes in economic and political outlooks as well as individual corporate developments. The Fund may invest in companies of any size and from time to time may invest primarily in companies with large, medium or small market capitalizations. The Adviser will sell any Fund investments that lose their perceived value when compared with other investment alternatives.

Holders of equity securities only have rights to value in the issuer after all issuer debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty. The Fund may also buy warrants, which are rights to purchase securities at a specified time at a specified price.

The Fund may also use the following techniques as principal investment strategies:
  Corporate Reorganizations.  Subject to the diversification requirements of its investment restrictions, the Fund may invest up to 35% of its total assets in securities for which a tender or exchange offer has been made or announced and in the securities of companies for which a merger, consolidation, liquidation, or similar reorganization proposal has been announced. The Adviser will only invest in such securities if it is likely that the amount of capital appreciation will be significantly greater than the added expenses of buying and selling securities on a short term basis. The 35% limitation does not apply to the securities of companies that may be involved in simply consummating an approved or agreed upon merger, acquisition, consolidation, liquidation, or reorganization.
  Foreign Securities.  The Fund may invest up to 25% of its total assets in the securities of non-U.S. issuers.
You May Want to Invest in the Fund if:
  you are a long term investor;
  you seek both growth of capital and some current income;
  you believe that the market will favor value over growth stocks over the long term; and
  you wish to include a value strategy as a portion of your overall investments.

Principal Risks
The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Your investment in the Fund is not guaranteed; you may lose money by investing in the Fund. When you sell Fund shares, they may be worth less than what you paid for them.

The principal risks of investing in the Fund are:
  Equity Risk.  Equity risk is the risk that the prices of the securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.
  Management Risk.  If the portfolio manager is incorrect in his assessment of the values of the securities the Fund holds, then the value of the Fund’s shares may decline.
  Merger Risk.  In general, securities of companies which are the subject of a tender or exchange offer or a merger, consolidation, liquidation, or reorganization proposal sell at a premium to their historic market price immediately prior to the announcement of an offer for the company. However, it is possible that the value of securities of a company involved in such a transaction will not rise and in fact may fall, in which case the Fund would lose money. It is also possible that the Adviser’s assessment that a particular company is likely to be acquired or acquired during a specific time frame may be incorrect, in which case the Fund may not realize any premium on its investment and could lose money if the value of the securities declines during the Fund’s holding period.
  Foreign Securities Risk.  Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs.
  Convertible Securities Risk.  Convertible securities provide higher yields than the underlying common stock, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock.
  Large-Capitalization Risk.  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
  Small and Mid-Capitalization Risk.  Risk is greater for the securities of small and mid-capitalization companies (including small unseasoned companies that have been in operation less than three years) because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. The securities of small- and mid-capitalization companies also may trade less frequently and in smaller volume than larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Fund may experience difficulty in purchasing or selling such securities at the desired time and price.
  Interest Rate Risk, Maturity Risk, and Credit Risk.  When interest rates decline, the value of the portfolio’s debt securities generally increases. Conversely, when interest rates rise, the value of the portfolio’s debt securities generally declines. The magnitude of the increase or decline will often be greater for longer term debt securities than shorter term debt securities. It is also possible that the issuer of a debt security will not be able to make interest and principal payments when due.
  Credit Quality Risk.  Lower rated convertible securities are subject to greater credit risk, greater price volatility, and a greater risk of loss than investment grade securities.
  Warrant Risk.  The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof.
  Pre-Payment Risk.  The Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will suffer from having to invest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund’s income, total return, and share price.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index. As with all mutual funds, the Fund’s past performance does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
GABELLI CAPITAL ASSET FUND (Total Returns for the Years Ended December 31)

Performance information does not reflect separate account or variable insurance contract fees and charges. If such fees and charges were reflected, the Fund’s returns would be lower than those shown. During the periods shown in the bar chart, the highest return for a quarter was 22.3% (quarter ended June 30, 2009) and the lowest return for a quarter was (24.3)% (quarter ended December 31, 2008).
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns GABELLI CAPITAL ASSET FUND	Past One Year	Past Five Years	Past Ten Years
CLASS AAA	17.34%	4.05%	9.99%
S&P® 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%